Defined Contribution Pension Plan - (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Mafco Worldwide & Merisant
Defined Contribution Plan Disclosure [Line Items]
Contributions to the plans	$ 0.2	$ 0.1	$ 0.3	$ 0.3	$ 0.4